Stockholders' Equity and Noncontrolling Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity and Noncontrolling Interests

Note 9. Stockholders’ Equity and Noncontrolling Interests

Common Stock

The Company's authorized capital stock includes 600,000,000 shares of common stock, $0.01 par value per share. The following is a summary of the changes in our common shares issued for the three months ended March 31, 2015:

Balance December 31, 2014	193,435,414
Shares of common stock repurchased	(2,764,887)
Restricted common shares issued (Note 11)	115,302
Restricted common shares forfeited	(9,211)
Balance March 31, 2015	190,776,618

See Note 11 for additional information regarding restricted common shares. Restricted shares of common stock are considered issued and outstanding on the grant date of the restricted stock award.

Share Repurchase Program

MRD repurchased 2,764,887 shares of common stock under the December 2014 repurchase program for an aggregate price of $47.8 million through March 16, 2015, which exhausted the December 2014 repurchase program. MRD has retired all of the shares of common stock repurchased and the shares of common stock are no longer issued or outstanding.

Subsequent event. In April 2015, the board of directors (“Board”) of the Company authorized the repurchase of up to $50.0 million of the Company’s outstanding common stock from time to time on the open market, through block trades or otherwise. The Company is not obligated to repurchase any dollar amount or specific number of shares of its common stock under the program, which may be suspended or discontinued at any time. The amount, timing and price of purchases will depend on market conditions and other factors.

Noncontrolling Interests

Noncontrolling interests is the portion of equity ownership in the Company’s consolidated subsidiaries not attributable to the Company and primarily consists of the equity interests held by: (i) the limited partners of MEMP and (ii) a third party investor in the San Pedro Bay Pipeline Company. Prior to our initial public offering, certain current or former key employees of certain of MRD LLC’s subsidiaries also held equity interests in those subsidiaries.

Distributions paid to the limited partners of MEMP primarily represent the quarterly cash distributions paid to MEMP’s unitholders, excluding those paid to MRD LLC prior to our initial public offering. Contributions received from limited partners of MEMP primarily represent net cash proceeds received from common unit offerings.

During the three months ended March 31, 2015, MEMP repurchased 1,909,583 common units under its repurchase program for an aggregate price of $28.4 million. MEMP has retired all common units repurchased and those common units are no longer issued or outstanding.

Note 9. Stockholders’ Equity and Noncontrolling Interests

Common Stock

The Company’s authorized capital stock includes 600,000,000 shares of common stock, $0.01 par value per share. The following is a summary of the changes in our common shares issued for the year ended December 31, 2014:

Balance January 1, 2014	—
Shares of common stock issued in connection with restructuring transactions (Note 1)	171,000,000
Shares of common stock issued in initial public offering (Note 1)	21,500,000
Shares of common stock repurchased and retired	(123,797)
Restricted common shares issued (Note 11)	1,068,422
Restricted common shares forfeited	(9,211)
Balance December 31, 2014	193,435,414

See Note 11 for additional information regarding restricted common shares that were granted in connection with our initial public offering. Restricted shares of common stock are participating securities and considered issued and outstanding on the grant date of restricted stock award.

Share Repurchase Program

In December 2014, the board of directors (“Board”) of the Company authorized the repurchase of up to $50.0 million of the Company’s outstanding common stock from time to time on the open market, through block trades or otherwise and are subject to market conditions, as well as corporate, regulatory, and other considerations. During the year ended December 31, 2014, 123,797 shares of common stock were repurchased and retired for a total cost of approximately $2.2 million.

Subsequent event. MRD repurchased 2,764,887 shares of common stock under our repurchase program for an aggregate price of $47.8 million through March 16, 2015. MRD has retired all of the shares of common stock repurchased and the shares of common stock are no longer issued or outstanding.

Preferred Stock

Our amended and restated certificate of incorporation authorizes our Board, subject to any limitations prescribed by law, without further stockholder approval, to establish and to issue from time to time one or more classes or series of preferred stock, par value $0.01 per share, covering up to an aggregate of 50,000,000 shares of preferred stock. There are no shares of preferred stock issued and outstanding as of December 31, 2014.

Dividend Policy

We do not anticipate declaring or providing any cash dividends to holders of our common stock in the foreseeable future. We currently intend to retain all future earnings, if any, for use in the operation of our business and to fund future growth. The decision whether to pay dividends in the future will be made by our Board in light of conditions then existing, including factors such as our financial condition, earnings, available cash, business opportunities, legal requirements, restrictions in our debt agreements, and other contracts and other factors our Board deems relevant.

Noncontrolling Interests

Noncontrolling interests is the portion of equity ownership in the Company’s consolidated subsidiaries not attributable to the Company and primarily consists of the equity interests held by: (i) the limited partners of MEMP, including the subordinated units held by MRD Holdco, that converted to common units in February 2015, and (ii) a third party investor in the San Pedro Bay Pipeline Company. Prior to our initial public offering, certain current or former key employees of certain of MRD LLC’s subsidiaries also held equity interests in those subsidiaries.

Distributions paid to the limited partners of MEMP primarily represent the quarterly cash distributions paid to MEMP’s unitholders, excluding those paid to MRD LLC. Contributions received from limited partners of MEMP primarily represent net cash proceeds received from common unit offerings.

In December 2012, MEMP sold 11,975,000 if its common units in an underwritten equity offering, which generated net cash proceeds of $194.1 million. The net proceeds from this equity offering partially funded MEMP’s December 2012 acquisition.

On March 25, 2013, MEMP sold 9,775,000 of its common units in an underwritten equity offering, which generated net cash proceeds of $171.8 million after deducting underwriting discounts and offering expenses. The net proceeds from this equity offering partially funded MEMP’s acquisition of all of the outstanding equity interests in WHT.

On October 8, 2013, MEMP sold 16,675,000 of its common units in an underwritten equity offering, which generated net cash proceeds of approximately $318.3 million after deducting underwriting discounts and offering expenses. The net proceeds from this equity offering were used to repay a portion of outstanding borrowings under MEMP’s revolving credit facility.

On July 15, 2014, MEMP sold 9,890,000 common units in an underwritten equity offering, which generated net proceeds of approximately $220.0 million after deducting offering expenses. The net proceeds from the equity offering were used to repay a portion of the outstanding borrowings under MEMP’s revolving credit facility.

On September 9, 2014, MEMP sold 14,950,000 common units in an underwritten equity offering, which generated net proceeds of approximately $321.3 million after deducting underwriting discounts and offering expenses. The net proceeds from the equity offering were used to repay a portion of the outstanding borrowings under MEMP’s revolving credit facility.

In December 2014, the board of directors of MEMP GP authorized the repurchase of up to $150.0 million of MEMP’s outstanding common units from time to time on the open market, through block trades or otherwise and are subject to market conditions, as well as corporate, regulatory, and other considerations. During the year ended December 31, 2014, 899,912 common units were repurchased and retired for a total cost of approximately $12.9 million.

Subsequent event. MEMP repurchased 1,909,583 common units under its repurchase program for an aggregate price of $28.5 million through February 1, 2015. MEMP has retired all common units repurchased and the common units are no longer issued or outstanding.

On April 1, 2013, Tanos’ management team sold its 1.066% interest in Tanos to MRD LLC and all incentive units held were forfeited. See Note 12 for further information.

In connection with this sale, all of Tanos’ employees resigned and became employees of Tanos Exploration II, LLC (“Tanos II”), a Texas limited liability company controlled by the former management team of Tanos. Effective April 1, 2013, Tanos II entered into a transition services agreement with Tanos, whereby Tanos II would manage the operations of Tanos for up to a 6-month period of time. Tanos II is an unrelated entity.

On November 1, 2013, MRD LLC purchased the noncontrolling interests in Black Diamond, Classic GP and Classic and all incentive units were forfeited. See Note 12 for further information.

In connection with our initial public offering, certain former management members of WildHorse Resources contributed their 0.1% membership interest in WildHorse Resources as well as their incentive units in exchange for shares of our common stock and cash consideration of $30.0 million. The difference between the carrying amount of the noncontrolling interest of $0.4 million and the fair value of the consideration paid of $3.3 million was recognized directly in stockholders’ equity as additional paid in capital. See Note 12 for further information.